WARRANTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Common stock and warrants issued for cash, shares				300,000	52,500,000	52,500,000
Proceeds from warrant exercised				$ 107,078		$ 107,078
Warrant exercise price		$ 0.034		$ 0.048	$ 0.0188	$ 0.048
Number of warrants outstanding		248,897,579		75,127,744	65,230,919	75,127,744
Expected life	3 years			6 years 6 months	3 years	5 years
Stock price				$ 0.0098		$ 0.0098
Volatility rate				311.40%
Exercise price				$ 0.0001		0.0001
Bond equivalent yield rate				2.52%
Shares issued		91,833,330
Warrants and rights outstanding, term		32 months 24 days			26 months 29 days
[custom:LenderAmountDescription]			In exchange for ultimately a three month extension of the maturity date, the lender received 4,571,429 and 1,142,857 additional warrants having a fair value of $114,285 and $28,572, which was recorded as an additional debt discount and amortized over the remaining life of the Note
Minimum [Member]
Warrant exercise price		$ 0.03
Maximum [Member]
Warrant exercise price		$ 0.05
Warrant [Member]
Aggregate intrinsic value of vested share options		$ 470,476			$ 459,619
Common stock and warrants issued for cash, shares		91,833,330		21,540,438
Warrant, exercise price				$ 0.02		$ 0.02
Proceeds from warrant exercised				$ 107,077
Subscription receivable				$ 625		$ 625
Warrant exercise price				$ 0.005		$ 0.005
Warrants, Expired/Cancelled					15,611,111	400,000
Warrants [Member]
Stock price				0.031	$ 0.0179	$ 0.031
Volatility rate					288.00%	313.00%
Exercise price				$ 0.0001	$ 0.02	$ 0.0001
Bond equivalent yield rate					1.62%	5.05%
Two Warrants [Member]
Warrants and rights outstanding, term		36 months